Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
5	PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2021	2022
At cost:
Buildings	91,390	96,819
Leasehold improvement	40,802	38,194
Furniture and office equipment	16,452	17,945
Electronic equipment	27,932	25,458
Vehicles	2,205	3,937
Construction in progress	3,211	-
	181,992	182,353
Less: accumulated depreciation	(48,118)	(54,190)
Property and equipment, net	133,874	128,163

As of December 31, 2021 and 2022, certain furniture and office equipment and electronic equipment of the Group with net book value of RMB22,383 and RMB19,604, respectively, were pledged pursuant to borrowings under financial arrangement as disclosed in Note 9.

Depreciation of property and equipment were approximately RMB11,329, RMB13,650 and RMB12,068 for the years ended December 31, 2020, 2021 and 2022, respectively, and included in the following captions:

	Years Ended December 31,
	2020	2021	2022
Cost of revenues	7,936	9,600	8,072
General and administrative expenses	3,393	4,050	3,996
Total	11,329	13,650	12,068